Northwestern Mutual Series Fund, Inc.

Supplement Dated July 20, 2007 to the

Statement of Additional Information

Dated April 30, 2007

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”), dated April 30, 2007. You should read this Supplement together with the SAI. Please retain this Supplement for future reference.

Additions to Directors and Officers Table:

The SAI, at APPENDIX B – Directors and Officers, is hereby updated by adding the following information regarding Ms. Linehan:

Officers
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mary R. Linehan 720 East Wisconsin Ave. Milwaukee, WI 53202 1966	Vice President- Investments	2007*	Director of Mason Street Advisors, LLC since 2007; Fund Manager, Marshall and Ilsley Corp. from 2003-2007; prior thereto, Senior Analyst with Marshall and Ilsley Corp.	N/A	N/A

*	Each officer holds office until their successor shall have been duly elected or until their prior death, resignation or removal.

Updates to Portfolio Manager Information:

The following updates information contained in the SAI at APPENDIX D – Portfolio Managers. The information is as of June 30, 2007.

Other Accounts Managed by Portfolio Managers

Portfolio Manager(s)	Fund	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts[1]

William R. Walker	Small Cap Growth Stock Portfolio Asset Allocation Portfolio Balanced Portfolio	1 registered investment company with $49 million in total assets under management	0	4 other accounts with $201 million in total assets under management

Curtis J. Ludwick	Mid Cap Growth Stock Portfolio	1 registered investment company with $198 million in total assets under management*	0	3 other accounts with $893 million in total assets under management

Mary R. Linehan	Large Cap Core Stock Portfolio	0	0	0

[1]	These accounts consist of MSA’s parent and its affiliates. The assets under management reflect only those assets or the account(s) for which the portfolio manager is responsible.
*	May include accounts/assets which are co-managed.

Portfolio Manager Securities Ownership

Fund	Portfolio Manager(s)	Dollar Range of Ownership of Securities[2]

Large Cap Core Stock Portfolio	Mary R. Linehan	A

Mid Cap Growth Stock Portfolio	Curtis J. Ludwick	C
	Jill M. Grueninger	E

[2]	Key to Dollar Ranges:
A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	$100,001 - $500,000
F.	$500,001 - $1,000,000
G.	Over $1,000,000